Northeast Investor Growth Fund

100 High Street

Boston, MA 02110

May 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:	Northeast Investors Growth Fund (the “Registrant”)

File Nos. 002-68483; 811-3079

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective May 1, 2015, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 43 on April 30, 2015.

Sincerely,

/s/William A. Oates, Jr.
William A. Oates, Jr.
President